Derivative Instruments and Hedging Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Offsetting [Abstract]
Estimated percentage of New Jersey load	15.00%
Derivative Gain Loss On Derivative, Net		$ 9
Derivative, Loss on Derivative		15
Credit risk derivative liabilities, at fair value	4		15
Cash collateral posted
Credit risk derivative liabilities, at fair value net	4		15
Net settlement amount in the event of a downgrade below investment grade	2		15
Additional collateral that would have to be posted in the event of an investment downgrade	2		15
Cash plus borrowing capacity to meet future liquidity needs	$ 477		$ 711